Debt - Schedule of Debt (Details) - Gemini Direct Investment LLC and Subsidiaries [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Note payable with financial institution, maturing May 2024	$ 53,198,795	$ 61,500,000
Less current portion	(14,865,487)	(8,301,164)
Long-term portion	36,670,680	51,048,219
Less unamortized portion of loan costs	$ (1,662,628)	(2,150,617)
Note payable		$ 51,048,219